SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Selling, General And Administrative Expense [Abstract]
Selling and marketing	$ 6,493	$ 0
General and administrative:
Consulting fees and payroll	3,238	2,422
Share-based payment expense	1,582	469
Depreciation	19	16
Office and administration	870	611
Professional fees	2,161	1,466
Promotion and investor relations	162	386
Director fees	325	184
Transfer agent and regulatory fees	390	328
Travel	353	395
Selling, General and Administrative Expense	$ 15,593	$ 6,277